TRADE RECEIVABLES, CONTRACT ASSETS, OTHER RECEIVABLES, DEPOSITS AND PREPAYMENT (Details Narrative) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Trade receivables of written off			$ 12,064	$ 21,522
Money from fund		$ 8,000,000
Interest income	[1]	601,370
Repaid		2,000,000
Provision for expected credit		$ 279,112

[1]	Other interest income represents the interest earned from advances to Resulticks. For details of the advances to Resulticks, see note 15.4.